UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: June 1, 2017 – August 31, 2017

Item 1.  Schedule of Investments.

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2017

Shares	Security Description	Value

Common Stock - 90.1%
Aerospace & Defense - 0.8%
545	Esterline Technologies Corp. (a)	$46,543
928	KLX, Inc. (a)	44,488
209	Rockwell Collins, Inc.	27,390
371	Teledyne Technologies, Inc. (a)	55,672
		174,093
Agricultural Operations - 1.9%
5,853	Bunge, Ltd.	436,809

Auto & Truck - 5.6%
10,928	Cooper Tire & Rubber Co.	367,181
2,341	Dana, Inc.	56,348
19,569	Gentex Corp.	357,526
2,789	Lear Corp.	417,067
701	Oshkosh Corp.	52,294
		1,250,416
Banks - 2.5%
1,392	Associated Banc-Corp. (a)	30,485
1,048	BancorpSouth, Inc. (a)	30,445
273	Canadian Imperial Bank of Commerce	22,921
842	Cathay General Bancorp	29,697
352	Cullen/Frost Bankers, Inc.	29,638
608	East West Bancorp, Inc.	33,665
2,174	FNB Corp.	27,588
1,827	Fulton Financial Corp.	31,881
698	Hancock Holding Co.	30,677
764	MB Financial, Inc.	30,384
582	PacWest Bancorp	26,277
439	Prosperity Bancshares, Inc.	26,230
225	Signature Bank (a)	28,877
176	SVB Financial Group (a)	29,804
770	Synovus Financial Corp.	32,433
1,985	TCF Financial Corp.	30,827
1,738	Umpqua Holdings Corp.	30,415
2,856	Valley National Bancorp	31,959
677	Webster Financial Corp.	31,602
		565,805
Biotechnology - 0.3%
545	United Therapeutics Corp. (a)	71,286

Building - 1.5%
1,272	AECOM (a)	42,612
1,320	CalAtlantic Group, Inc.	45,870
699	EMCOR Group, Inc.	46,162
2,883	KBR, Inc.	46,906
2,141	Louisiana-Pacific Corp. (a)	54,553
3,719	TRI Pointe Group, Inc. (a)	47,380
328	Watsco, Inc.	48,334
		331,817

Chemicals - 4.5%
427	Ashland Global Holdings, Inc. (a)	26,495
879	Cabot Corp.	46,306
656	Compass Minerals International, Inc.	43,821
6,715	FMC Corp.	578,967
119	NewMarket Corp.	49,803
1,674	Olin Corp.	53,953
1,514	PolyOne Corp.	54,716
979	RPM International, Inc.	47,942
1,575	The Chemours Co.	77,285
1,172	Valvoline, Inc.	24,952
		1,004,240
Commercial Services - 2.5%
2,007	Convergys Corp	47,164
183	FactSet Research Systems, Inc.	28,764
815	GATX Corp.	49,373
933	Leidos Holdings, Inc.	54,413
495	ManpowerGroup, Inc.	55,197
16,462	The Interpublic Group of Cos., Inc.	331,545
		566,456
Communications - 0.9%
5,911	Cars.com, Inc. (a)	152,859
1,151	FTI Consulting, Inc. (a)	39,030
		191,889
Computers - 7.9%
2,436	ACI Worldwide, Inc. (a)	55,443
1,694	Acxiom Corp. (a)	39,453
7,211	Allscripts Healthcare Solutions, Inc. (a)	94,753
481	ANSYS, Inc. (a)	61,963
3,522	Brocade Communications Systems, Inc.	43,602
1,586	Cadence Design Systems, Inc. (a)	62,314
822	DST Systems, Inc.	42,193
16,068	Juniper Networks, Inc.	445,566
966	Manhattan Associates, Inc. (a)	40,620
1,510	National Instruments Corp.	60,989
1,284	NetScout Systems, Inc. (a)	42,051
23,748	Nuance Communications, Inc. (a)	381,630
12,551	Teradata Corp. (a)	400,628
		1,771,205
Consumer Products - 0.2%
888	Plantronics, Inc.	37,855

Containers - 1.4%
704	AptarGroup, Inc. (a)	58,861
1,051	Bemis Co., Inc. (a)	44,783
892	Greif, Inc., Class A	53,921
2,604	Owens-Illinois, Inc. (a)	64,163
1,704	Silgan Holdings, Inc.	51,273
964	Sonoco Products Co.	46,523
		319,524

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2017

Shares	Security Description	Value

Cosmetics & Personal Care - 0.5%
467	Helen of Troy, Ltd. (a)	$42,170
1,581	Prestige Brands Holdings, Inc. (a)	80,173
		122,343
Electronics - 4.5%
656	Arrow Electronics, Inc. (a)	52,106
1,046	Avnet, Inc. (a)	40,344
1,852	Cree, Inc. (a)	45,059
396	Hubbell, Inc.	44,665
17,457	Jabil, Inc.	547,277
1,260	Keysight Technologies, Inc. (a)	51,484
2,486	Knowles Corp. (a)	36,470
650	Regal Beloit Corp.	49,010
849	Synaptics, Inc. (a)	35,293
1,549	Trimble, Inc. (a)	59,915
2,958	Vishay Intertechnology, Inc.	52,356
		1,013,979
Financial Services - 0.2%
412	CBOE Holdings, Inc.	41,567

Financials - 1.4%
751	Eaton Vance Corp.	35,733
1,234	Janus Henderson Group PLC	42,647
909	Legg Mason, Inc.	34,715
2,160	New York Community Bancorp, Inc.	26,028
416	Raymond James Financial, Inc.	32,581
652	SEI Investments Co.	38,116
598	Stifel Financial Corp.	28,554
2,494	VeriFone Systems, Inc. (a)	49,306
1,775	Waddell & Reed Financial, Inc., Class A	33,033
		320,713
Food - 0.2%
653	Sensient Technologies Corp.	47,114

Funeral Services - 0.2%
1,443	Service Corp. International	50,996

Household - 2.6%
1,602	Herman Miller, Inc.	53,907
1,042	HNI Corp.	38,189
997	Tempur Sealy International, Inc. (a)	61,714
757	Tupperware Brands Corp.	43,808
2,282	Whirlpool Corp.	391,637
		589,255
Insurance - 1.8%
53	Alleghany Corp. (a)	29,827
438	American Financial Group, Inc. (a)	44,593
591	Aspen Insurance Holdings, Ltd.	26,713
1,554	CNO Financial Group, Inc. (a)	34,732
165	Everest Re Group, Ltd.	41,659

843	First American Financial Corp.	41,357
1,588	Old Republic International Corp.	30,315
255	Reinsurance Group of America, Inc.	34,285
271	RenaissanceRe Holdings, Ltd.	37,712
366	The Hanover Insurance Group, Inc.	35,934
595	WR Berkley Corp. (a)	39,651
		396,778
Internet Network - 1.3%
6,366	Akamai Technologies, Inc. (a)	300,157

Leisure - 2.2%
756	Brunswick Corp.	39,675
1,069	Cinemark Holdings, Inc.	35,587
1,226	International Speedway Corp., Class A	43,707
1,572	Live Nation Entertainment, Inc. (a)	62,817
15,859	Mattel, Inc.	257,233
517	Polaris Industries, Inc.	48,200
		487,219
Machinery - 2.6%
6,884	AGCO Corp. (a)	471,210
1,145	ITT, Inc.	46,212
1,432	Terex Corp.	55,203
		572,625
Media - 5.5%
805	AMC Networks, Inc., Class A (a)	48,928
86	Graham Holdings Co., Class B	50,499
816	John Wiley & Sons, Inc., Class A	44,023
716	Meredith Corp.	38,915
8,669	Scholastic Corp.	341,819
18,692	TEGNA, Inc.	235,893
25,200	The New York Times Co., Class A	469,980
		1,230,057
Medical - 11.0%
1,011	Charles River Laboratories International, Inc. (a)	109,997
3,278	Globus Medical ,Inc. (a)	99,094
2,225	Halyard Health, Inc. (a)	100,770
1,425	Hill-Rom Holdings, Inc.	109,668
1,413	LifePoint Health, Inc. (a)	81,883
1,280	MEDNAX, Inc. (a)	57,408
1,535	Molina Healthcare, Inc. (a)	98,240
2,605	Owens & Minor, Inc.	72,784
1,335	PAREXEL International Corp. (a)	117,333
9,359	Patterson Cos., Inc.	360,322
4,252	Quest Diagnostics, Inc.	460,704
1,256	ResMed, Inc.	97,440
502	Teleflex, Inc.	106,299
4,609	Tenet Healthcare Corp. (a)	79,137
4,961	Varian Medical Systems, Inc. (a)	527,106
		2,478,185

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2017

Shares	Security Description	Value

Metals - 0.8%
2,301	Commercial Metals Co.	$43,466
606	Reliance Steel & Aluminum Co.	43,887
1,031	The Timken Co.	46,240
322	Valmont Industries, Inc.	46,223
		179,816
Mining - 1.5%
13,563	Arconic, Inc.	345,450

Oil & Gas - 2.4%
597	Andeavor	59,790
801	Dril-Quip, Inc. (a)	30,077
693	Murphy USA, Inc. (a)	44,671
1,859	Oceaneering International, Inc.	41,920
2,841	Rowan Cos. PLC, Class A (a)	27,700
30,560	Transocean, Ltd. (a)	249,370
833	UGI Corp.	41,158
1,340	World Fuel Services Corp.	46,284
		540,970
Paper & Paper Products - 0.2%
1,277	Domtar Corp.	51,642

Pollution Control - 3.9%
10,549	Donaldson Co., Inc.	498,440
5,167	Stericycle, Inc. (a)	371,456
		869,896
Real Estate Development & Operations - 0.2%
347	Jones Lang LaSalle, Inc.	42,303

REIT - 3.4%
807	American Campus Communities, Inc. REIT (a)	38,405
488	Camden Property Trust REIT	43,666
1,218	CoreCivic, Inc. REIT	32,642
4,610	Cousins Properties, Inc. REIT	43,104
531	EPR Properties REIT	36,989
1,304	Healthcare Realty Trust, Inc. REIT	43,397
792	Highwoods Properties, Inc. REIT	41,366
1,230	Hospitality Properties Trust REIT	33,653
1,289	LaSalle Hotel Properties REIT	36,582
484	Life Storage, Inc. REIT	35,618
2,989	Medical Properties Trust, Inc. REIT	39,335
898	National Retail Properties, Inc. REIT	37,563
1,273	Omega Healthcare Investors, Inc. REIT	40,571
2,175	Quality Care Properties, Inc. REIT (a)	29,841
1,404	Rayonier, Inc. REIT	40,730
572	Regency Centers Corp. REIT	36,791
1,817	Sabra Health Care REIT, Inc.	39,702
2,020	Senior Housing Properties Trust REIT	39,834

582	Taubman Centers, Inc. REIT	30,404
4,239	Washington Prime Group, Inc. REIT	35,396
		755,589
Retail - 1.7%
1,550	Aaron's, Inc. (a)	68,618
2,963	American Eagle Outfitters, Inc. (a)	35,408
884	Big Lots, Inc. (a)	42,078
3,225	Chico's FAS, Inc.	24,768
275	Cracker Barrel Old Country Store, Inc.	40,882
2,407	Fossil Group, Inc. (a)	19,954
1,775	GameStop Corp., Class A	32,838
1,248	HSN, Inc.	45,802
1,994	Sally Beauty Holdings, Inc. (a)	37,068
933	Williams-Sonoma, Inc.	42,918
		390,334
Steel - 0.4%
1,241	Carpenter Technology Corp.	50,298
1,379	Steel Dynamics, Inc.	47,506
		97,804
Telecommunications - 1.0%
1,625	ARRIS International PLC (a)	45,272
658	Belden, Inc. (a)	50,712
1,911	Ciena Corp. (a)	41,297
585	Dycom Industries, Inc. (a)	47,198
717	ViaSat, Inc. (a)	45,608
		230,087
Transportation - 7.7%
6,904	CH Robinson Worldwide, Inc.	487,630
3,996	Copa Holdings SA, Class A	495,784
624	Genesee & Wyoming, Inc., Class A (a)	42,781
2,425	JetBlue Airways Corp. (a)	48,039
649	Kirby Corp. (a)	40,627
1,721	Trinity Industries, Inc.	49,634
560	Wabtec Corp.	39,519
15,874	Werner Enterprises, Inc.	525,429
		1,729,443
Utilities - 2.4%
1,316	Aqua America, Inc.	43,954
521	Atmos Energy Corp. (a)	45,869
1,417	Great Plains Energy, Inc.	43,488
1,211	Hawaiian Electric Industries, Inc.	40,472
499	IDACORP, Inc.	44,401
1,046	New Jersey Resources Corp.	45,658
699	NorthWestern Corp.	42,164
1,149	OGE Energy Corp.	41,042
615	ONE Gas, Inc.	46,272
1,137	PNM Resources, Inc.	48,209
718	Vectren Corp.	47,108
745	Westar Energy, Inc.	38,226
		526,863

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2017

Shares	Security Description	Value

Wholesale Electronics - 0.5%
408	SYNNEX Corp.	$48,801
554	Tech Data Corp. (a)	61,100
		109,901

Total Common Stock (Cost $20,128,320)	20,242,481

Total Investments - 90.1% (Cost $20,128,320)*	$20,242,481
Other Assets & Liabilities, Net – 9.9%	2,214,391
Net Assets – 100.0%	$22,456,872

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2017

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,472,869
Gross Unrealized Depreciation	(1,358,708)
Net Unrealized Appreciation	$114,161

As of August 31, 2017, the Fund had the following forward currency contracts outstanding for which the Fund will receive/pay United States Dollars:

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
Jefferies & Co., Inc.	(1,026,000)	Australian Dollar	09/05/17	$784,769	$(30,801)
	(126,000)	Australian Dollar	09/05/17	100,593	435
	90,000	Australian Dollar	09/05/17	(71,546)	(5)
	1,062,000	Australian Dollar	09/05/17	(818,700)	25,486
	(1,206,000)	Brazilian Real	09/05/17	366,240	(16,579)
	(468,000)	Brazilian Real	09/05/17	148,855	298
	1,674,000	Brazilian Real	09/05/17	(504,839)	26,539
	(1,908,000)	Canadian Dollars	09/05/17	1,469,233	(58,772)
	1,908,000	Canadian Dollars	09/05/17	(1,469,475)	58,532
	(414,000,000)	Chilean Peso	09/05/17	634,654	(27,420)
	414,000,000	Chilean Peso	09/05/17	(629,816)	32,258
	(1,458,000,000)	Colombian Peso	09/05/17	481,831	(12,161)
	720,000,000	Colombian Peso	09/05/17	(246,070)	(2,122)
	738,000,000	Colombian Peso	09/05/17	(246,393)	3,652
	(882,000)	European Union Euro	09/05/17	1,017,751	(32,511)
	882,000	European Union Euro	09/05/17	(1,009,863)	40,400
	(151,200,000)	Hungarian Forint	09/05/17	573,807	(15,086)
	27,000,000	Hungarian Forint	09/05/17	(105,309)	(149)
	124,200,000	Hungarian Forint	09/05/17	(457,100)	26,633
	(41,400,000)	Indian Rupee	09/05/17	641,810	(4,971)
	(3,600,000)	Indian Rupee	09/05/17	56,364	123
	1,800,000	Indian Rupee	09/05/17	(28,134)	(13)
	43,200,000	Indian Rupee	09/05/17	(664,474)	10,430
	(7,020,000,000)	Indonesian Rupiah	09/05/17	522,112	(4,276)
	7,020,000,000	Indonesian Rupiah	09/05/17	(524,593)	1,794
	(46,800,000)	Japanese Yen	09/05/17	417,131	(8,675)
	(27,000,000)	Japanese Yen	09/05/17	246,678	1,019
	23,400,000	Japanese Yen	09/05/17	(213,542)	(638)
	50,400,000	Japanese Yen	09/05/17	(452,204)	6,359
	(11,520,000)	Mexican Peso	09/05/17	650,520	6,717
	(5,400,000)	Mexican Peso	09/05/17	294,894	(6,890)
	1,620,000	Mexican Peso	09/05/17	(90,953)	(419)
	15,300,000	Mexican Peso	09/05/17	(821,685)	33,366
	(1,314,000)	New Romanian Lei	09/05/17	333,386	(7,084)
	1,314,000	New Romanian Lei	09/05/17	(326,419)	14,048
	(18,000,000)	New Taiwan Dollar	09/05/17	599,907	1,733
	(4,140,000)	New Taiwan Dollar	09/05/17	136,227	(1,353)
	22,140,000	New Taiwan Dollar	09/05/17	(734,189)	1,566
	(900,000)	New Zealand Dollar	09/05/17	655,498	9,358
	414,000	New Zealand Dollar	09/05/17	(292,022)	5,203
	486,000	New Zealand Dollar	09/05/17	(355,570)	(6,656)

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2017

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
Jefferies & Co., Inc. - (continued)	(5,760,000)	Norwegian Krone	09/05/17	$707,136	$(35,409)
	5,760,000	Norwegian Krone	09/05/17	(715,466)	27,080
	(846,000)	Peruvian Inti	09/05/17	261,272	221
	(450,000)	Peruvian Inti	09/05/17	137,219	(1,638)
	1,296,000	Peruvian Inti	09/05/17	(394,662)	5,246
	(41,760,000)	Philippines Peso	09/05/17	820,270	4,962
	(9,000,000)	Philippines Peso	09/05/17	174,534	(1,179)
	50,760,000	Philippines Peso	09/05/17	(1,006,149)	(15,130)
	(3,456,000)	Polish Zloty	09/05/17	939,279	(29,548)
	3,456,000	Polish Zloty	09/05/17	(935,115)	33,713
	(288,000)	Pounds Sterling	09/05/17	370,604	(1,875)
	(180,000)	Pounds Sterling	09/05/17	235,293	2,494
	216,000	Pounds Sterling	09/05/17	(281,797)	(2,439)
	252,000	Pounds Sterling	09/05/17	(323,759)	2,161
	(38,700,000)	Russian Rouble	09/05/17	644,259	(22,307)
	(12,600,000)	Russian Rouble	09/05/17	217,082	61
	9,000,000	Russian Rouble	09/05/17	(155,276)	(260)
	42,300,000	Russian Rouble	09/05/17	(706,944)	21,628
	(10,080,000)	S. African Rand (Fin)	09/05/17	754,351	(19,882)
	1,260,000	S. African Rand (Fin)	09/05/17	(96,806)	(27)
	8,820,000	S. African Rand (Fin)	09/05/17	(668,527)	8,928
	(306,000)	Singapore Dollar	09/05/17	222,569	(3,107)
	306,000	Singapore Dollar	09/05/17	(222,675)	3,003
	(576,000,000)	South Korean Won	09/05/17	513,586	1,259
	(540,000,000)	South Korean Won	09/05/17	473,992	(6,313)
	270,000,000	South Korean Won	09/05/17	(238,084)	2,068
	846,000,000	South Korean Won	09/05/17	(755,170)	(2,691)
	(8,820,000)	Swedish Krona	09/05/17	1,053,234	(57,113)
	8,820,000	Swedish Krona	09/05/17	(1,050,646)	59,700
	(684,000)	Swiss Franc	09/05/17	707,835	(5,685)
	(162,000)	Swiss Franc	09/05/17	170,163	1,171
	306,000	Swiss Franc	09/05/17	(320,042)	(834)
	540,000	Swiss Franc	09/05/17	(558,630)	4,674
	(2,880,000)	Thailand Baht	09/05/17	86,453	(284)
	2,880,000	Thailand Baht	09/05/17	(84,564)	2,173
					$44,189

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2017

At August 31, 2017, the Fund held the following exchange traded futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
	EUR-BOBL Future	12/15/17	$1,251,456	$(216)
2	Euro FX Currency Future	09/26/17	297,421	379
3	EURO-BUND Future	12/15/17	578,682	(152)
5	FTSE 100 Index Future	09/19/17	479,478	782
2	Hang Seng Index Future	10/03/17	353,432	3,691
4	Japanese Yen Currency Future	09/26/17	456,366	(1,441)
3	Long Gilt Future	01/02/18	488,102	854
14	Mexican Peso Future	09/26/17	394,928	(3,278)
5	Russian Ruble Future	09/19/17	210,583	4,229
4	S&P 500 E-mini Future	09/19/17	493,053	947
2	Silver Future	01/02/18	170,753	4,997
13	South African Rand Currency Future	09/26/17	493,003	5,059
2	U.S. 10-year Note Future	01/02/18	253,741	228
4	U.S. 5-year Note Future	01/09/18	473,653	347
(1)	ASX SPI 200 Index Future	09/26/17	(109,062)	(872)
(1)	Australian 10-year Bond Future	09/19/17	(102,638)	399
(10)	Australian 3-year Bond Future	09/19/17	(872,803)	508
(2)	Australian Dollar Currency Future	09/26/17	(158,532)	(428)
(11)	BP Currency Future	09/26/17	(884,049)	(5,576)
(3)	Canadian 10-year Bond Future	01/02/18	(329,256)	(751)
(2)	Canadian Currency Future	09/26/17	(159,952)	(118)
(10)	EURO-STOXX 50 Future	09/19/17	(402,752)	3,419
(1)	Gold 100 Oz. Future	11/03/17	(131,018)	(832)
(2)	New Zealand Dollar Future	09/26/17	(144,672)	1,518
(1)	Yen Denominated Nikkei 225 Future	12/12/17	(87,600)	(956)
			$3,012,317	$12,737

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of August 31, 2017.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2017

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Aerospace & Defense	$174,093	$-	$-	$174,093
Agricultural Operations	436,809	-	-	436,809
Auto & Truck	1,250,416	-	-	1,250,416
Banks	565,805	-	-	565,805
Biotechnology	71,286	-	-	71,286
Building	331,817	-	-	331,817
Chemicals	1,004,240	-	-	1,004,240
Commercial Services	566,456	-	-	566,456
Communications	191,889	-	-	191,889
Computers	1,771,205	-	-	1,771,205
Consumer Products	37,855	-	-	37,855
Containers	319,524	-	-	319,524
Cosmetics & Personal Care	122,343	-	-	122,343
Electronics	1,013,979	-	-	1,013,979
Financial Services	41,567	-	-	41,567
Financials	320,713	-	-	320,713
Food	47,114	-	-	47,114
Funeral Services	50,996	-	-	50,996
Household	589,255	-	-	589,255
Insurance	396,778	-	-	396,778
Internet Network	300,157	-	-	300,157
Leisure	487,219	-	-	487,219
Machinery	572,625	-	-	572,625
Media	1,230,057	-	-	1,230,057
Medical	2,478,185	-	-	2,478,185
Metals	179,816	-	-	179,816
Mining	345,450	-	-	345,450
Oil & Gas	540,970	-	-	540,970
Paper & Paper Products	51,642	-	-	51,642
Pollution Control	869,896	-	-	869,896
Real Estate Development & Operations	42,303	-	-	42,303
REIT	755,589	-	-	755,589
Retail	390,334	-	-	390,334
Steel	97,804	-	-	97,804
Telecommunications	230,087	-	-	230,087
Transportation	1,729,443	-	-	1,729,443
Utilities	526,863	-	-	526,863
Wholesale Electronics	109,901	-	-	109,901
Total Investments At Value	$20,242,481	$-	$-	$20,242,481
Other Financial Instruments**
Forward Currency Contracts	-	486,491	-	486,491
Futures	27,357	-	-	27,357
Total Other Financial Instruments**	27,357	486,491	-	513,848
Total Assets	20,269,838	486,491	-	20,756,329
Liabilities Other Financial Instruments**
Forward Currency Contracts	$-	$(442,302)	$-	$(442,302)
Futures	(14,620)	-	-	(14,620)
Total Other Financial Instruments**	$(14,620)	$(442,302)	$-	$(456,922)

**Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts and futures, which are valued at the unrealized appreciation (depreciation) at period end.

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2017

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended August 31, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	September 28, 2017

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	September 28, 2017